UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number :   811-21237

                                                            Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.
Indianapolis, IN                                             46208
(Address of principal executive offices)   (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:                                                         09/30

Date of reporting period:                                                   03/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2010

Fund Adviser:

Pekin Singer Strauss Asset Management
21 S. Clark Street, Suite 3325
Chicago, IL 60603

Toll Free (800) 470-1029

www.appleseedfund.com

April 15, 2010

Dear Appleseed Shareholder:

The Bull Market that began 13 months ago continued into the first quarter of 2010, defying bearish skepticism.  The S&P 500, the benchmark against which we measure the Appleseed Fund’s performance, increased by 11.8% over the past six months.  During that same period, the Fund generated a total return of 12.4%, slightly exceeding the return of the S&P 500 Index.  Since the Fund’s inception in 2006, the Appleseed Fund has outperformed the S&P 500 Index by over 12% per annum.

www.appleseedfund.com                                                                (800) 470-1029

Over the past six months, the strongest contributors to the Appleseed Fund’s performance were PDI Inc. (PDII) and ICT Group (ICTG), both of which generated an internal rate of return for the Fund of over 70%.  PDI, a sales and marketing company serving the pharmaceutical industry, landed several new accounts during Q4 2009.  With over $5 per share in cash and dramatically improving fundamentals, the company remains undervalued at current prices, in our opinion.  ICT Group, a call center provider, was acquired by Sykes Enterprises at a 154% premium to the Fund’s average cost basis.  Since the acquisition was announced, we have liquidated the Fund’s holdings of ICT Group.

Other contributors to Appleseed’s strong performance during the past six months included John B. Sanfilippo (JBSS), PetSmart (PETM), and Gaiam (GAIA) each generating an internal rate of return of greater than 20%.  All of these companies benefited from improved sales trends, strong cash flow, and increases in intrinsic value.

We have been busy making adjustments to the portfolio during the past six months.  In addition to selling ICT Group, we sold the Fund’s holdings in OfficeMax (OMX) and Zebra Technologies (ZBRA) since their stock prices appreciated to our intrinsic value estimate.  We also sold Powerwave (PWAV) for the purpose of realizing a tax loss.  New additions to the Appleseed Fund include Willis Group (WSH), Pico Holdings (PICO), and K-Sea Transportation (KSP).  A year ago, we were overweight small cap stocks due to the fact that we were finding small cap companies that were priced at liquidation value or below.  Small cap companies have rallied significantly during the past year, and today we are finding better values in large cap stocks which have not appreciated to the same extent as the market.  As a result, we have added Pfizer (PFE), Nokia (NOK), and Dell (DELL) to the Appleseed Fund’s holdings.

The irony of the market’s continued buoyancy is that it persists in the face of an economy that, while no longer declining, is anything but strong.  Although Gross Domestic Product increased at an annual rate of 5.1% in the closing quarter of 2009, the strength reflected, in part, easy comparisons against the year ago period and the impact of the Federal Government’s stimulus program kicking-in.  The weaker U.S. dollar was a contributor, too, which reduced import competition and stimulated exports.  Inventory liquidations continued, but at a much diminished pace.

Perhaps the most important driver behind the improved economy was the collective sigh of relief made by most everyone as the financial collapse of 2008 and early 2009 became a distant memory.  As a result spending patterns, driven partially by pent-up demand, have improved compared to a year ago when the economy was still in decline.

For investors, it is not simply the strengthening economy that has lifted stocks; higher profit levels have buoyed stocks as well.  Bottom-line profits have benefitted substantially from the elimination of excess and inefficient capacity, as many weaker and more highly leveraged operators shuttered their facilities in the past 12-18 months.  Also, highly indebted companies have managed to refinance their debt; as a result, their stocks have been especially strong in the market’s recovery.

Notwithstanding the turnaround of business activity, we believe there are reasons to think the economic recovery could remain relatively tepid over the intermediate period ahead.

•
The housing market remains on life-support, showing only sporadic signs of providing impetus to the economy.  Weakness in the housing market persists in the face of numerous government efforts to counter it.

•
Surveys of consumer confidence show that consumer sentiment, while off the bottom, is far from robust.  Many consumers, still reeling from the recession, continue to focus their cash flow on boosting their savings or paying down debt to strengthen their financial condition.  Those not doing so may likely be in the ranks of the unemployed (still near 10% of the labor force) or the under-employed (another 7%).

•	Government debt burdens, seemingly everywhere—state, local, national, foreign--are stretched, many at or close to their limits, thus restricting their ability to do much to stimulate the economy.

•
Nonresidential business investment typically lags business cycle upswings and, while there has been an increase of investment outlays (from depressed levels), it has been modest to date.  Moreover, given the current low level of capacity utilization, it seems unrealistic to expect significant, sustained impetus from business investment over the intermediate period ahead.

www.appleseedfund.com                                                                (800) 470-1029

To combat deflation, policymakers continue with their strategy of reflating (read: strengthening) the economy.  Interest rates remain at historic lows, and there is no shortage of stimulus efforts on the part of the Administration to boost business activity.  Whether this strategy is appropriate remains to be seen.  Believing the economic turnaround is fragile and that a double-dip recession is quite possible, many feel Washington policymakers have not done enough to reflate and urge that still more be done.

Others, fearing excessive inflation resulting from the Federal Government’s deficit spending and cheap money policies, characterize these policy efforts as too aggressive.  On the surface, the latest inflation numbers are not especially concerning; the Consumer Price Index (CPI) increased 2.1% in February (year-over-year).  However, a closer look at the CPI is eye-opening.  Excluding the “shelter” component of the CPI, the increase of the CPI was a surprising 4.1%.  With this in mind, it seems reasonable to conclude that when housing prices stabilize, the overall CPI could register increases significantly higher than the current, relatively benign 2.1%.  Of more immediate concern is the fact that the “commodities” portion of the CPI, excluding food and energy, increased 7.5% year-over-year—and up 4.5% including food and energy.  Clearly, then, those worrying that the government’s flooding the economy with cash and credit could result in accelerating inflation, may now be seeing some validation of their concerns.

There is a third concern---that the U.S. faces both slow growth and accelerating inflation, perhaps similar to the stagflation of the 1970s.  While less than ideal, of these three concerns (recession, inflation and stagflation), it seems to us that this is the path that we are most likely headed down.  Economists, very smart and dedicated to fully understanding our complex economy, disagree on where we are headed.  We have said this before, and we continue to believe it, the U.S. economy and a large part of the rest of the world as well are in uncharted territory.

Given the backdrop of an extraordinary degree of macro-economic uncertainty, our investment strategy remains the same: defend the integrity of the capital you have entrusted with us against the possible negative consequences of these three economic possibilities.

Because the economic recovery may be fragile and growth likely modest, in our opinion, our portfolio remains defensive.  This approach is an important part of our thinking behind our holdings in both the health care sector (more below) and the consumer staples sector.  In light of our concerns about the possibility of higher rates of inflation over the next couple of years, a key part of our investment thinking relates to each company’s ability to prosper in an environment of accelerating costs.  Finally, we continue to hold gold bullion trusts, which should hedge the Appleseed portfolio against systemic risks and increase in value in an inflationary economy.

Never in our investing careers have we spent as much time and energy trying to understand the macro-economic environment.  Prior to the recent financial crisis, we focused largely on two things--analyzing the fundamentals of the businesses we invested in and ascertaining their intrinsic value (as opposed to their market prices).  While certainly not neglecting the latter, in the past couple of years we have been forced by events (and policymakers’ response to them) to increase our focus on the overall investing environment.  On this score, we intend to remain vigilant until such time as the macro picture becomes less volatile.

www.appleseedfund.com                                                                (800) 470-1029

We have become increasingly concerned that the Federal government seems reluctant to enact meaningful financial reform, to criminally prosecute fraudulent behavior in the financial sector, or to force the Federal Reserve to improve the transparency of its reporting.  For these reasons, our distrust remains high as long-term systemic risks remain unaddressed, and we do not own any of the too-big-to-fail banks.

From time to time, as investors, we go through periods when it seems we are out of sync with the momentum of the market.  One such time was the 1998-1999 highly speculative tech/dot.com period, when those stocks increased significantly, seemingly every day while conservative investors, such as ourselves, declined to participate.  As you know, that investing era ended badly for most investors who chased those overvalued stocks once the bubble burst in 2000-2002.

We mention this, because, from its March 6, 2009 low, the market has now appreciated about 75%--without a material pull-back.  And today’s stock market is a bit reminiscent of that stock market of the late 1990s, except without the significant trading volume of that period.  The market’s strength in the past year or so has been, in part, underpinned by the low interest rate policy of the Federal Reserve.  This policy makes it unattractive for owners of liquid capital to invest in money market funds that yield virtually nothing.  Similarly, while the yields for bonds and CDs are higher, they are still quite low and the capital is tied up for fixed periods.

Our view is that low interest rates per se are an insufficient lure for our shareholders’ capital.  Put simply, to commit capital to equities we need companies that have what we believe to be strong balance sheets, positive cash flows, responsible managements and solid, sustainable business models.  Most importantly, we require a valuation that is low in relation to the intrinsic value of the company.  Given the strength of the market, attractive risk/reward opportunities in the equities market are markedly fewer today than a year ago.  While still putting capital to work, we have become unusually selective, particularly in light of our concerns about the macro-economic environment.

We remain grateful for your continued confidence in our ability to be the steward of your capital and remain committed to justify your confidence.

Sincerely,

www.appleseedfund.com                                                                (800) 470-1029

At the end of the Fund’s reporting period on March 31, 2010, John B. Sanfilippo (JBSS) represented 5.1%, Gaiam (GAIA) represented 2.0%, PDI Inc. (PDII) represented 3.0%, Female Health Company (FHCO) represented 0.2%, K-Sea Transportation (KSP) represented 4.7%, Insteel (IIIN) represented 2.0%, Pico Holdings (PICO) represented 2.8%, Albany Molecular Research (AMRI) represented 1.6%, Alliance Bernstein (AB) represented 1.2%, Willis Group Holdings (WSH) represented 4.8%, Pfizer (PFE) represented 11.2%, Nokia (NOK) represented 5.0%, Dell (DELL) represented 4.3%, and PetSmart (PETM) represented 3.0% of the portfolio, respectively.
Small- Cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a current copy of the Fund's prospectus by calling 1-800-470-1029.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN  46208 (Member FINRA).

www.appleseedfund.com                                                                (800) 470-1029

Investment Results (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   Since inception returns are reported as average annual rates.
*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, member FINRA.

www.appleseedfund.com                                                                (800) 470-1029

Comparison of the Growth of a $10,000 Investment
in the Appleseed Fund and the S&P 500 Index
Appleseed Fund
S & P 500 Index
$13,300
$8,938
Inception Date 12/08/2006
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
Value
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Date

The chart above assumes an initial investment of $10,000 made on December 8, 2006 (commencement of Fund operations) and held through March 31, 2010. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029.  The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing.  The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com                                                                (800) 470-1029

Fund Holdings – (Unaudited)

      1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2009 to March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period October 1, 2009 - March 31, 2010*
Actual	$1,000.00	$1,123.54	$6.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24

*Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Appleseed Fund
Schedule of Investments
March 31, 2010
(Unaudited)

Common Stocks - 68.72%	Shares	Value

Consumer Discretionary - 4.94%
Gaiam, Inc. - Class A	319,967	$2,655,726
PetSmart, Inc.	122,130	3,903,275
		6,559,001

Consumer Staples - 6.86%
Avon Products, Inc.	39,800	1,348,026
Coca-Cola Company/The	14,200	781,000
Female Health Company/The	37,600	269,592
John B. Sanfilippo & Son, Inc. (a)	455,001	6,711,265
		9,109,883

Energy - 1.53%
Noble Corp.	48,500	2,028,270

Financials - 10.48%
AllianceBernstein Holding LP (d)	52,667	1,614,770
Annaly Capital Management, Inc. (b)	128,400	2,205,912
PICO Holdings, Inc. (a)	100,220	3,727,182
Willis Group Holdings PLC	203,250	6,359,692
		13,907,556

Health Care Services - 4.61%
Albany Molecular Research, Inc. (a)	257,915	2,153,590
PDI, Inc. (a)	527,541	3,967,108
		6,120,698

Industrials - 6.67%
Insteel Industries, Inc.	244,190	2,610,391
K-Sea Transportation Partners LP (d)	695,126	6,235,280
		8,845,671

Information Technology - 10.02%
Dell, Inc. (a)	373,700	5,609,237
Nokia Corp (c)	423,500	6,581,190
Teradata Corp. (a)	38,200	1,103,598
		13,294,025

Materials - 4.48%
Sealed Air Corp.	282,409	5,953,182

Pharmaceuticals - 19.13%
Johnson & Johnson	101,400	6,611,280
Merck & Co., Inc.	19,031	710,808
Novartis AG (c)	61,000	3,300,100
Pfizer, Inc.	861,300	14,771,295
		25,393,483

TOTAL COMMON STOCKS (Cost $78,003,081)		91,211,769

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

Gold Trusts - 14.81%	Shares	Value

ETFS Gold Trust (a) (e)	33,500	$3,721,515
iShares COMEX Gold Trust (a) (e)	34,200	3,728,826
Sprott Physical Gold Trust (a) (f)	54,200	536,038
SPDR Gold Trust (a) (e)	107,200	11,679,440

TOTAL GOLD TRUSTS (Cost $18,465,217)		19,665,819

	Principal
Certificates of Deposit - 1.13%	Amount	Value

Self-Help Federal Credit Union, 0.25%, 05/18/2010	$250,323	250,323
Self-Help Federal Credit Union, 0.25%, 05/18/2010	250,323	250,323
Shorebank Pacific, 0.50%, 04/13/2010	250,000	250,000
Shorebank Pacific, 0.35%, 05/06/2010	500,115	500,115
University Bank, 0.60%, 04/08/2010	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,761)		1,500,761

Money Market Securities - 15.04%	Shares	Value

Federated Treasury Obligations Fund - Institutional Shares, 0.01% (g)	19,959,690	19,959,690

TOTAL MONEY MARKET SECURITIES (Cost $19,959,690)		19,959,690

TOTAL INVESTMENTS (Cost $117,928,749) - 99.70%		$132,338,039

Other assets less liabilities - 0.30%		395,029

TOTAL NET ASSETS - 100.00%		$132,733,068

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Variable Rate Security; the money market rate shown represents the rate at March 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
March 31, 2010
(Unaudited)

Assets
Investments in securities, at fair value (cost $117,928,749)	$132,338,039
Receivable for fund shares sold	539,111
Dividends receivable	307,644
Prepaid expenses	24,161
Interest receivable	894
Total assets	133,209,849

Liabilities
Payable for investments purchased	311,406
Payable to Adviser (a)	100,978
Payable for Fund shares purchased	46,535
Payable to administrator, fund accountant, and transfer agent	12,804
Payable to trustees and officers	1,030
Payable to custodian	3,734
Other accrued expenses	294
Total liabilities	476,781

Net Assets	$132,733,068

Net Assets consist of:
Paid in capital	$117,014,341
Accumulated undistributed net investment income	271,288
Accumulated undistributed net realized gain (loss) from investment transactions	1,038,149
Net unrealized appreciation (depreciation) on investments	14,409,290

Net Assets	$132,733,068

Shares outstanding (unlimited number of shares authorized)	10,347,937

Net Asset Value and offering price per share	$12.83

Redemption price per share ($12.83 * 98%) (b)	$12.57

(a) See Note 4 in the Notes to the Financial Statements
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the six months ended March 31, 2010
(Unaudited)

Investment Income
Dividend income (net of withholding tax $18,177)	$841,649
Interest income	12,092
Total Investment Income	853,741

Expenses
Investment Adviser fee (a)	487,984
Administration expenses	41,916
Transfer agent expenses	33,675
Fund accounting expenses	21,612
Legal expenses	16,768
Registration expenses	14,700
Custodian expenses	11,375
Printing expenses	10,298
Auditing expenses	7,422
Trustee expenses	4,388
CCO expenses	3,958
Pricing expenses	1,873
Insurance expense	1,828
Miscellaneous expenses	932
24f-2 expense	116
Total Expenses	658,845
Less: Fees waived & expenses reimbursed by Adviser (a)	(53,745)
Net operating expenses	605,100
Net Investment Income (Loss)	248,641

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	1,248,906
Change in unrealized appreciation (depreciation) on investment securities	8,076,701
Net realized and unrealized gain (loss) on investment securities	9,325,607
Net increase (decrease) in net assets resulting from operations	$9,574,248

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statements of Changes In Net Assets

	Six Months Ended
	March 31, 2010	Period Ended		Year Ended
	(Unaudited)	September 30, 2009	(a)	November 30, 2008
Operations
Net investment income (loss)	$248,641	$155,331		$178,667
Net realized gain (loss) on investment securities	1,248,906	5,881		13,879
Change in unrealized appreciation (depreciation)
on investment securities	8,076,701	9,513,978		(2,722,432)
Net increase (decrease) in net assets resulting from operations	9,574,248	9,675,190		(2,529,886)

Distributions
From net investment income	(157,104)	(119,045)		(142,332)
From net realized gains	(183,940)	-		(1,798)
Total distributions	(341,044)	(119,045)		(144,130)

Capital Share Transactions
Proceeds from Fund shares sold	90,251,758	39,846,457		5,975,991
Proceeds from redemption fees collected (b)	48,625	11,240		114
Reinvestment of distributions	329,276	119,045		136,338
Amount paid for Fund shares repurchased	(23,034,616)	(2,619,573)		(948,019)
Net increase (decrease) in net assets resulting
from capital share transactions	67,595,043	37,357,169		5,164,424

Total Increase (Decrease) in Net Assets	76,828,247	46,913,314		2,490,408

Net Assets
Beginning of period	55,904,821	8,991,507		6,501,099

End of period	$132,733,068	$55,904,821		$8,991,507

Accumulated undistributed net investment income
included in net assets at end of period	$271,287	$179,751		$100,381

Capital Share Transactions
Shares sold	7,277,420	3,936,844		638,074
Shares issued in reinvestment of distributions	26,420	16,087		14,400
Shares repurchased	(1,835,675)	(281,519)		(104,073)

Net increase (decrease) from capital share transactions	5,468,165	3,671,412		548,401

(a) The Fund's Board of Trustees elected to change its fiscal year end from November 30 to September 30.
The information presented is from December 1, 2008 through September 30, 2009.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendars days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Financial Highlights
(For a share outstanding during each period)
	Six Months Ended
	March 31, 2010		Period ended		Year ended		Period ended
	(Unaudited)		September 30, 2009	(a)	November 30, 2008		November 30, 2007	(b)

Selected Per Share Data:
Net asset value, beginning of period	$11.46		$7.44		$9.85		$10.00

Income from investment operations:
Net investment income (loss)	0.03	(c)	0.07	(c)	0.22	(c)	0.12
Net realized and unrealized gain (loss) on investments	1.39		4.04		(2.46)		(0.26)
Total from investment operations	1.42		4.11		(2.24)		(0.14)

Less distributions to shareholders:
From net investment income	(0.02)		(0.09)		(0.17)		(0.02)
From net realized gain	(0.02)		-		-	(d)	-
Total distributions	(0.04)		(0.09)		(0.17)		(0.02)

Paid in capital from redemption fees	-	(e)	-	(e)	-	(e)	0.01

Net asset value, end of period	$12.83		$11.46		$7.44		$9.85

Total Return (f)	12.35%	(g)	55.95%	(g)	(23.07)%		(1.33)%	(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$132,733		$55,905		$8,992		$6,501
Ratio of expenses to average net assets (l)	1.24%	(h)	1.17%	(h)(k)	0.90%		0.90%	(h)
Ratio of expenses to average net assets
before reimbursement & federal income taxes (l)	1.35%	(h)	2.02%	(h)	3.09%		3.52%	(h)(i)
Ratio of net investment income (loss) to
average net assets (l)	0.56%	(h)	0.87%	(h)	2.40%		1.40%	(h)
Ratio of net investment income (loss) to
average net assets before reimbursement & federal income taxes (l)	0.45%	(h)	0.02%	(h)	0.21%		(1.22)%	(h)(j)
Portfolio turnover rate	9.83%		40.54%		127.63%		27.07%

(a) The Fund's Board of Trustees elected to change its fiscal year end from November 30 to September 30.
The information presented is from December 1, 2008 through September 30, 2009.
(b) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Net realized gain distributed amounted to less than $0.005 per share.
(e) Redemption fees resulted in less that $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Not annualized.
(h) Annualized.
(i) The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(j) The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(k) Effective April 1, 2009, the Adviser has contractually agreed to cap the Fund's expenses at 1.24%. Prior to April 1,
2009, the Fund's expense cap was 0.90%.
(l) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Notes to the Financial Statements
March 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.  The Fund commenced operations on December 8, 2006. The Fund’s investment Adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”).  The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through May 30, 2010, the date the financial statements were issued and determined there were no material subsequent events.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, exchange-traded funds, American Depositary Receipts, limited partnerships, real estate investment trusts, and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$71,274,517	$-	$-	$71,274,517

Limited Partnerships*	7,850,050	-	-	7,850,050

Real Estate Investment Trusts*	2,205,912	-	-	2,205,912

American Depositary Receipts*	9,881,290	-	-	9,881,290

Gold Trusts	19,665,819	-	-	19,665,819

Certificates of Deposit	-	1,500,761	-	1,500,761

Money Market Securities	19,959,690	-	-	19,959,690

Total	$130,837,278	$1,500,761	$-	$132,338,039

 * Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2010, before the waiver described below, the Adviser earned a fee of $487,984 from the Fund.  The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses through January 31, 2011, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), 12b-1 fees, taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, and extraordinary litigation expenses do not exceed 1.24% of the Fund’s average daily net assets.  For the six months ended March 31, 2010, the Adviser waived fees of $53,745.  At March 31, 2010, the Adviser was owed $100,978 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived as described above.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at September 30, 2009 are as follows:

	Recoverable through		Recoverable through
Amount	November 30,	Amount	September 30,

$129,303	2010	$152,291	2012
$163,135	2011

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the six months ended March 31, 2010, $53,745 may be subject to potential repayment by the Fund to the Adviser through September 30, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2010, Unified earned fees of $41,916 for administrative services provided to the Fund.  At March 31, 2010, the Fund owed Unified $6,782 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended March 31, 2010, the Custodian earned fees of $11,375 for custody services provided to the Fund.  At March 31, 2010, the Fund owed the Custodian $3,734 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2010, Unified earned fees of $17,897 from the Fund for transfer agent services and $15,778 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended March 31, 2010, Unified earned fees of $21,612 from the Fund for fund accounting services.  At March 31, 2010, the Fund owed Unified $1,342 for transfer agent services, $82 for reimbursement for out-of-pocket expenses, and $4,598 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended March 31, 2010. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan prior to January 31, 2011.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 5.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	64,046,007
Sales
U.S. Government Obligations	$-
Other	7,890,367

At March 31, 2010, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$15,349,219
Gross (Depreciation)	(939,929)
Net Appreciation
(Depreciation) on Investments	$14,409,290

At March 31, 2010, the aggregate cost of securities for federal income tax purposes, was $117,928,749.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2010, Charles Schwab & Co., for the benefit of others, owned 37.22% of the Fund’s shares.  As a result, Charles Schwab & Co. may be deemed to control the Fund.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On November 30, 2009, a short-term capital gain distribution of $0.0234 per share was made to shareholders of record on November 27, 2009.

On November 30, 2009, a long-term capital gain distribution of $0.0013 per share was made to shareholders of record on November 27, 2009.

On December 23, 2009, an income dividend of $0.0197 per share was made to shareholders of record on December 22, 2009.

The tax characterization of distributions for the fiscal periods ended September 30, 2009 and November 30, 2008 and 2007 were as follows:

	2009	2008	2007
Distributions paid from:
Ordinary Income	$119,045	$142,332	$2,445
Short-term Capital Gain	$-	$1,798	-
Long-term Capital Gain	$-	$-	-
	$119,045	$144,130	$2,445

At September 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$170,614
Undistributed long-term capital gains	9,658
Unrealized appreciation (depreciation)	6,333,532
Capital loss carryforward	(28,281)

$6,485,523

At September 30, 2009, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $13,729 and basis adjustments for investments in commodity trusts.

9. CAPITAL LOSS CARRYFORWARD

At September 30, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $28,281, which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount                                           Expires September 30,
$28,281                                                      2017

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal (Unaudited)

The approval of the Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively the “Trustees,” each a “Trustee”) at an in-person meeting held February 7 - 8, 2010.  The Chairman of the Board noted that on January 25, 2010, the Adviser Contract Renewal Committee (“Committee”) convened via teleconference to consider whether to recommend that the full Board renew the Agreement between the Trust and the Adviser on behalf of the Fund.  He stated that all Trustees were present at the meeting.

The Chairman noted that the Committee members and other participants acknowledged receiving and reviewing the materials compiled by the Trust’s Administrator and provided to the participants in advance of the meeting.  He stated that no changes had been proposed to the Fund’s management agreement, and that the Adviser had agreed to continue capping certain operating expenses of the Fund for an additional year.  The Chairman also reported that the materials specifically provided to the Committee included the following information: (i) an executed copy of the Fund’s management agreement and expense cap side letter, (ii) a letter from the Administrator to the Adviser setting forth, and the Adviser’s response to, a detailed series of questions regarding, among other things, the Adviser’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Trust’s CCO that the Adviser has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Adviser’s Form ADV Parts I and II and accompanying schedules, (v) a profitability analysis of the Adviser for the year ended December 31, 2009, (vi) reports provided by the Administrator regarding the Fund’s performance for the three month, one- and three-year periods ended December 31, 2009 and comparisons of the same to the Fund’s benchmark and peer group for the same periods, and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator.  The Chairman reported that, after discussing the materials, the Committee interviewed the Adviser’s representatives including the senior vice president and portfolio manager for the Fund, the Adviser’s chief compliance officer, and two additional senior vice presidents.

The Chairman noted that the Committee members stated that they had received and evaluated such information as they deemed necessary to make their decision.  The Chairman also reported that they noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees, and their own business judgment, to be relevant.  The Chairman noted that the members reported that this included information regarding the Adviser that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s management arrangement.
At the meeting, the Trustees considered the following factors:

(i)           The Nature, Extent and Quality of Services – The Trustees determined that the Adviser’s resources appear adequate, and specifically noted that the Adviser provides two portfolio managers to manage the Fund, each of whom appears to have adequate experience to manage the Fund.  They also noted that the Adviser provides the support of various investment and administrative staff, including its compliance officer and four investment professionals who provide research assistance to the Fund.  The Adviser reported that in the past year it had hired a Director of Sales whose primary role is to increase the Fund’s profile in the investment community and to serve as the primary marketing contact for the Fund. The Adviser stated that it expected to hire an additional research analyst for the Fund in the next year.  They noted that the Adviser was not proposing any changes to the level of services provided to the Fund.

The Trustees noted that various compliance reports had been provided by the Adviser and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year.  The Trust’s CCO reported that he had reviewed the Adviser’s compliance policies and procedures and determined that they appeared reasonably designed to prevent violation of federal securities laws.  The CCO reported that he and an Independent Trustee had visited the Adviser on-site in Chicago to review the Adviser’s operations and meet with the portfolio managers.

(ii)           Fund Performance – The Trustees discussed the Fund’s performance and reviewed other materials provided by the Adviser and the Administrator with respect to such performance.  The Administrator reported that for the three months, one  and three year periods ended December 31, 2009, the Fund had outperformed its benchmark, the S&P 500 Index, and its peer group average as reported by the Administrator.  They observed that the Fund maintained a five star Morningstar rating and had been ranked by Morningstar as the top “U.S. midcap value fund” among 342 funds for the three years ended December 31, 2009, and the top socially responsible domestic equity fund among 166 funds for the same period.  They also noted that Lipper had named the Fund as “Best of Category” for the past one year.   They further noted that a recent trade publication included an article favorable to the Fund.

(iii)           Fee Rates and Profitability –  The Trustees noted that although the Adviser’s 1.00% fee and the Fund’s total expenses were higher than its peer group average, the Adviser was capping total operating expenses at 1.24%.  The Adviser confirmed that it would continue capping certain operating expenses of the Fund at this level through January 31, 2011. They noted that the Adviser’s profitability analysis showed a loss.  The Adviser reported that the management agreement had not been profitable since the Fund’s inception due to its obligation to cap expenses.

The Trustees noted that the Adviser reported that it directs Fund brokerage to Pershing in return for Baseline and other research services and allocates such services among its clients, including the Fund.  They further noted that the average price per share commission rate paid by the Fund was $0.01. The Trustees noted that Adviser does not receive any 12b-1 fees from the Fund.

(iv)           Economies of Scale – In determining the reasonableness of the advisory fees, the Trustees also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees.  The Adviser reported that the time its employees spent on the Fund had increased more than the Adviser expected each year due to the increasing assets under management and that it needed additional research staff, which it expected to hire in the next year.  The Adviser noted it would continue to expand distribution through additional mutual fund platforms. The Trustees noted that although the Fund’s assets were growing, it did not appear that the Adviser has begun to realize any significant economies of scale from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fee (after fee waivers and reimbursements by the Adviser) was reasonable, and that its members unanimously were recommending that the Board approve the continuation of the Agreement.

After reviewing and discussing the materials and the Committee’s recommendation, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Agreement between the Trust and the Adviser was in the best interest of the Fund and its shareholders and voted to continue the Agreement for an additional year.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Heather Bonds, Secretary

INVESTMENT ADVISER
Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL  60603

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

IRON STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2010

Fund Advisor:

IRON Financial, LLC

www.ironfunds.com

Performance Results - (Unaudited)

Total Returns
(For the periods ended March 31, 2010)

			Average Annual Returns	
	6 Months	**1 Year**	**Three Years**	**Since Inception (October 11, 2006)**
Iron Strategic Income Fund - Institutional Class*	7.24%	32.92%	10.64%	10.41%
Merrill Lynch High Yield Master II Index**	11.15%	57.22%	6.54%	7.60%

Total annual operating expenses for the fiscal year ended September 30, 2009, as disclosed in the Fund's prospectus, were 1.81% of average daily net assets (1.30% excluding fees and expenses of underlying funds in which the Fund invests). Total operating expenses (including interst expense) for the six months ended March 31, 2010 were 1.18% of average daily net assets.

Total Returns
(For the periods ended March 31, 2010)

	6 Months	**1 Year**	**Average Annual Since Inception (February 02, 2009)**
Iron Strategic Income Fund - Investor Class*	7.03%	33.13%	29.61%
Merrill Lynch High Yield Master II Index**	11.15%	57.22%	47.56%

Total annual operating expenses for the fiscal period ended September 30, 2009, as disclosed in the Fund's prospectus, were 2.16% of average daily net assets (1.65% excluding fees and expenses of underlying funds in which the Fund invests). Total operating expenses (including interst expense) for the six months ended March 31, 2010 were 1.54% of average daily net assets.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses.  Current performance of the Fund may be lower or higher than the performance quoted.   For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Merrill Lynch High Yield Master II Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Iron Strategic Income Fund - Institutional Class and the Merrill Lynch High Yield Master II Index

Iron Strategic Income Fund - Institutional Class $14,107
Merrill Lynch High Yield Master II Index $12,894
Inception date 10/11/06
Value
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
September-06
December-06
March-07
June-07
September-07
December-07
March-08
June-08
September-08
December-08
March-09
June-09
September-09
December-09
March-10
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Institutional Class of the Fund and the Merrill Lynch High Yield Master II Index on October 11, 2006 (inception of the share class) and held through March 31, 2010. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds.  Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.  Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.  You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Iron Strategic Income Fund - Investor Class and the Merrill Lynch High Yield Master II Index

Iron Strategic Income Fund - Investor Class $13,506
Merrill Lynch High Yield Master II Index $15,681
Inception date 2/2/09
Value
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
February-09
March-09
April-09
May-09
June-09
July-09
July-09
August-09
September-09
October-09
November-09
December-09
January-10
February-10
March-10
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Investor Class of the Fund and the Merrill Lynch High Yield Master II Index on February 2, 2009 (inception of the share class) and held through March 31, 2010. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds.  Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.  Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.  You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1 As a percent of net assets.

The Iron Strategic Income Fund seeks to maximize total return through strategic allocation and re-allocation of the Fund’s assets among high yield fixed income securities, cash and fixed income derivatives.

Availability of Portfolio Schedules – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2009 and held through March 31, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - (Unaudited)

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Institutional Class	Value	Value	October 1, 2009 -
	October 1, 2009	March 31, 2010	March 31, 2010
Actual*	$1,000.00	$1,072.38	$6.08
Hypothetical**	$1,000.00	$1,019.06	$5.92

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Investor Class	Value	Value	October 1, 2009 -
	October 1, 2009	March 31, 2010	March 31, 2010
Actual***	$1,000.00	$1,070.33	$7.93
Hypothetical**	$1,000.00	$1,017.27	$7.72

*  Expenses are equal to the Institutional Class annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.
*** Expenses are equal to the Investor Class annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Iron Strategic Income Fund
Schedule of Investments
March 31, 2010
(Unaudited)

Mutual Funds - 88.26%	Shares	Value

AIM High Yield Fund - Institutional Class	2,114,009	$8,709,716
American Beacon High Yield Bond Fund - Institutional Class	119,098	1,044,491
Artio Global High Income Fund - Class I	2,219,919	23,087,160
BlackRock High Income Fund - Institutional Class	2,419,410	10,959,925
BlackRock High Yield Bond Fund - BlackRock Class	2,286,370	16,804,818
Calamos High Yield Fund - Class I	106,349	1,028,397
Columbia High Income Fund - Class Z	1,043,958	8,236,827
Consulting Group Capital Markets Funds - High Yield Investments	126,365	528,206
Credit Suisse Global High Yield Fund, Inc.	12,014	105,003
Delaware High-Yield Opportunities Fund - Class I	391,267	1,561,154
DWS High Income Fund - Institutional Class	1,544,180	7,242,206
Eaton Vance Income Fund of Boston - Class I	4,086,260	23,087,366
Evergreen High Income Fund - Class I	1,797,479	5,464,335
Federated High Income Bond Fund - Class A	928,854	6,827,078
Federated High Yield Trust	188,306	1,058,282
Federated Institutional High Yield Bond Fund	107,996	1,047,560
Fidelity Advisor High Income Advantage Fund - Class I	2,290,585	20,569,456
Fidelity Capital & Income Fund	2,652,234	23,657,927
Fidelity High Income Fund	3,646,370	31,614,029
Franklin High Income Fund - Advisor Class	329,409	639,053
Goldman Sachs High Yield Fund - Institutional Class	3,832,539	27,172,704
Ivy High Income Fund - Class I	739,402	6,151,828
JPMorgan High Yield Fund - Select Class	2,931,669	23,248,137
Loomis Sayles Institutional High Income Fund	468,541	3,635,877
Lord Abbett Bond-Debenture Fund, Inc. - Class I	62,875	470,304
Lord Abbett High Yield Fund - Class I	1,068,222	8,139,849
Metropolitan West High Yield Bond Fund - Institutional Class	294,599	3,063,828
MFS High Income Fund - Class I	316,870	1,048,838
MFS High Yield Opportunities Fund - Class I	342,747	2,094,184
Natixis Loomis Sayles High Income Fund - Class Y	221,829	1,064,781
Northeast Investors Trust	1,473,418	8,958,381
Nuveen High Yield Bond Fund - Class R	26,010	441,382
PIMCO High Yield Fund - Institutional Class	4,000,386	36,243,497
Principal High Yield Fund I - Institutional Class	1,047,618	11,146,651
Principal High Yield Fund - Institutional Class	1,307,584	10,342,991
Prudential High Yield Fund, Inc. - Class Z	1,696,105	9,074,162
Putnam High Yield Advantage Fund - Class Y	1,788,319	13,162,028
Putnam High Yield Trust - Class Y	1,231,186	7,325,559
RiverSource High Yield Bond Fund - Class R5	3,011,570	8,071,009
T. Rowe Price High Yield Fund - Investor Class	160,026	1,054,574
TIAA-CREF High Yield Fund - Institutional Class	278,677	2,622,352
USAA High Yield Opportunities Fund	1,186,099	9,607,239
Vanguard High-Yield Corporate Fund - Admiral Shares	819,097	4,554,178
Western Asset High Yield Portfolio - Institutional Class	731,282	6,237,837

TOTAL MUTUAL FUNDS (Cost $381,919,959)		398,205,159

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

Money Market Securities (a) - 10.93%	Shares	Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	12,324,900	$12,324,900
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	12,324,899	12,324,899
First American Government Obligations Fund - Class Z - 0.00%	12,324,900	12,324,900
First American Treasury Obligations Fund - Class Z - 0.00%	12,324,899	12,324,899

TOTAL MONEY MARKET SECURITIES (Cost $49,299,598)		49,299,598

TOTAL INVESTMENTS (Cost $431,219,557) - 99.19%		$447,504,757

Cash & other assets less liabilities - 0.81%		3,653,864

TOTAL NET ASSETS - 100.00%		$451,158,621

(a) Variable rate securities; the money market rates shown represent the rate at March 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
March 31, 2010
(Unaudited)
			Unrealized
	Termination	Notional	Appreciation/
Credit Default Swaps (b)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index,	6/20/2015	$50,000,000	$(35,000)
agreements with Morgan Stanley, effective March 22, 2010,
to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment
from the counterparty equal to the proportional notional
amount.

(b) See Related Notes to the Financial Statements.

Tax Related
Unrealized appreciation			16,297,634
Unrealized depreciation			(12,434)
Unrealized appreciation (depreciation)			$16,285,200

Aggregate cost of securities for income tax purposes			$431,152,692

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2010
(Unaudited)

Assets
Investment in securities:
At cost	$431,219,557
At value	$447,504,757

Cash held at broker	230,773
Interest receivable	273
Dividends receivable	1,848,452
Receivable for Fund shares sold	2,126,694
Receivable for swap agreement, at value (Premiums paid $1,125,000)	1,020,556
Prepaid expenses	37,942
Total assets	452,769,447

Liabilities
12b-1 & Administration Plan fees accrued, Investor Class	9,805
Payable for Fund shares redeemed	141,191
Payable for swap agreements purchased	1,055,556
Payable to Advisor (a)	350,382
Payable to administrator, transfer agent, and fund accountant	31,621
Payable to trustees and officers	936
Other accrued expenses	21,335
Total liabilities	1,610,826

Net Assets	$451,158,621

Net Assets consist of:
Paid in capital	$422,236,447
Accumulated undistributed net investment income	2,462,890
Accumulated net realized gain (loss) from investment transactions,
futures contracts, and swap agreements	10,209,084
Net unrealized appreciation (depreciation) on investments	16,285,200
Net unrealized appreciation (depreciation) on swaps	(35,000)

Net Assets	$451,158,621

Net Assets: Institutional Class	$434,762,820

Shares outstanding (unlimited number of shares authorized)	36,819,469

Net asset value and offering price per share	$11.81

Redemption price per share (Net Asset Value * 99%) (b)	$11.69

Net Assets: Investor Class	$16,395,801

Shares outstanding (unlimited number of shares authorized)	1,381,146

Net asset value and offering price per share	$11.87

Redemption price per share (Net Asset Value * 99%) (b)	$11.75

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Operations
For the six months ended March 31, 2010
(Unaudited)

Investment Income
Dividend income	$11,671,438
Interest income	3,264
Total Income	11,674,702

Expenses
Investment advisor fee (a)	1,584,715
12b-1 fees, Investor Class (a)	10,282
Administration Plan Fee, Investor Class (a)	4,113
Administration expenses	105,000
Fund accounting expenses	44,230
Custodian expenses	29,409
Transfer agent expenses	27,894
Legal expenses	22,054
Registration expenses	14,607
Auditing expenses	9,242
Insurance expenses	8,669
Trustee expenses	4,513
Printing expenses	4,385
CCO expenses	3,621
24f-2 expenses	3,250
Pricing expenses	2,786
Miscellaneous expenses	1,062
Interest expense	558
Total Expenses	1,880,390
Net Investment Income	9,794,312

Realized & Unrealized Gain (Loss):
Net realized gain (loss) on:
Investment securities	15,068,017
Swap agreements	(3,218,943)
Change in unrealized appreciation (depreciation) on:
Investment securities	1,950,647
Swap agreements	(26,000)
Net realized and unrealized gain (loss) on investment securities
and swap agreements	13,773,721
Net increase (decrease) in net assets resulting from operations	$23,568,033

(a) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statements of Changes In Net Assets

	Six Months Ended	For the
	March 31, 2010	Fiscal Year Ended
	(Unaudited)	September 30, 2009
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,794,312	$6,952,368
Net realized gain (loss) on investment securities, futures contracts,
and swap agreements	11,849,074	3,330,800
Change in unrealized appreciation (depreciation) on investment securities,
futures contracts, and swap agreements	1,924,647	22,320,209
Net increase (decrease) in net assets resulting from operations	23,568,033	32,603,377

Distributions:
From net investment income, Institutional Class	(8,619,275)	(5,354,696)
From net investment income, Investor Class	(331,936)	(515)
From capital gains, Institutional Class	(2,583,986)	(86,676)
From capital gains, Investor Class	(999)	-
Total distributions	(11,536,196)	(5,441,887)

Capital Share Transactions - Institutional Class
Proceeds from shares sold	198,134,629	131,670,504
Reinvestment of distributions	9,188,410	4,724,696
Amount paid for shares redeemed	(22,601,753)	(62,205,881)
Proceeds from redemption fees collected (a)	1,267	475

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	184,722,553	74,189,794

Capital Share Transactions - Investor Class
Proceeds from shares sold	16,281,099	47,361
Reinvestment of distributions	332,935	515
Amount paid for shares redeemed	(657,188)	-
Proceeds from redemption fees collected (a)	347	-

Net increase (decrease) in net assets resulting from
Investor Class capital share tranasactions	15,957,193	47,876

Total Increase (Decrease) in Net Assets	212,711,583	101,399,160

Beginning of period	238,447,038	137,047,878

End of period	$451,158,621	$238,447,038

Accumulated undistributed net investment income included
in net assets at the end of each period	$2,462,890	$1,619,789

Capital Share Transactions - Institutional Class
Shares sold	17,062,936	12,462,344
Shares issued in reinvestment of distributions	797,057	466,392
Shares redeemed	(1,949,322)	(6,563,835)

Net increase (decrease) in Institutional Class shares outstanding	15,910,671	6,364,901

Capital Share Transactions - Investor Class
Shares sold	1,404,262	4,295
Shares issued in reinvestment of distributions	28,650	46
Shares redeemed	(56,107)	-

Net increase (decrease) from Investor Class shares outstanding	1,376,805	4,341

(a) The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.
(b) For the period February 2, 2009 (Commencement of the Investor share class) through September 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Institutional Class
Financial Highlights
For a share outstanding during each period

	For the Six		For the		For the	For the
	Months Ended		Fiscal Year Ended		Fiscal Year Ended	Period Ended
	March 31, 2010		September 30,		September 30,	September 30,
	(Unaudited)		2009		2008	2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$11.40		$9.42		$10.28	$10.00

Income from investment operations:
Net investment income (loss) (h)	0.36	(b)	0.52	(b)	0.43	0.50
Net realized and unrealized gain (loss)	0.45		1.85		(0.71)	0.26
Total from investment operations	0.81		2.37		(0.28)	0.76

Less Distributions to shareholders:
From net investment income	(0.29)		(0.38)		(0.35)	(0.48)
From net capital gains	(0.11)		(0.01)		(0.23)	-
Total distributions	(0.40)		(0.39)		(0.58)	(0.48)

Paid in capital from redemption fees (c)	-		-		-	-

Net asset value, end of period	$11.81		$11.40		$9.42	$10.28

Total Return (d)	7.24%	(e)	25.86%		-2.97%	7.72%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$434,763		$238,397		$137,048	$148,192
Ratio of expenses to average net assets (f)	1.18%	(g)	1.30%		1.22%	1.28%	(g)
Ratio of expenses to average net assets,
excluding interest expense	1.18%	(g)	1.29%
Ratio of net investment income (loss) to
average net assets (f) (h)	6.19%	(g)	5.23%		4.19%	5.06%	(g)
Ratio of net investment income (loss) to average
net assets, excluding interest expense	6.19%	(g)	5.24%
Portfolio turnover rate	61.71%		285.55%		222.67%	147.72%

(a) For the period October 11, 2006 (commencement of operations) to September 30, 2007.
(b) Per share amounts calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g) Annualized.
(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Investor Class
Financial Highlights
For a share outstanding during each period

	For the Six
	Months Ended		For the
	March 31, 2010		Period Ended
	(Unaudited)		September 30, 2009	(a)

Selected Per Share Data
Net asset value, beginning of period	$11.47		$9.30

Income from investment operations:
Net investment income (loss) (g)	0.34	(b)	0.39	(b)
Net realized and unrealized gain (loss)	0.45		2.02
Total from investment operations	0.79		2.41

Less Distributions to shareholders:
From net investment income	(0.28)		(0.24)
From net capital gains	(0.11)		-
Total distributions	(0.39)		(0.24)

Paid in capital from redemption fees (h)	-		-

Net asset value, end of period	$11.87		$11.47

Total Return (c)	7.03%	(d)	26.19%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$16,396		$50
Ratio of expenses to average net assets (e)	1.54%	(f)	1.64%	(f)
Ratio of expenses to average net assets,
excluding interest expense	1.54%	(f)	1.63%	(f)
Ratio of net investment income (loss) to
average net assets (e) (g)	5.95%	(f)	5.46%	(f)
Ratio of net investment income (loss) to average
net assets, excluding interest expense	5.95%	(f)	5.47%	(f)
Portfolio turnover rate	61.71%		285.55%

(a) For the period February 2, 2009 (commencement of operations) to September 30, 2009.
(b) Per share amounts calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(f) Annualized.
(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(h) Redemption fees resulted in less than $0.005 per share.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Notes to the Financial Statements
March 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Iron Strategic Income Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on October 11, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The investment advisor to the Fund is Iron Financial, LLC (the “Advisor”).

The Fund currently offers two classes of shares, Institutional Class and Investor Class.  Institutional shares were first offered to the public on October 11, 2006; and Investor shares were first offered to the public on February 2, 2009.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is not a “diversified” fund as the term is defined in the 1940 Act, which means that the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.  The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.  To the extent the Fund invests a significant percentage of its assets with a single counterparty, through swaps or certain repurchase agreements, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Swap Agreements - The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller.  The Fund may be either a protection buyer or seller.  The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange.  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized gain/loss. Periodic payments paid or received are recorded in realized gain/loss.  Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the statement of operations.  Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses.  In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.  The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at the reporting period are listed after the Fund’s Schedule of Investments. Please see Note 4 for information on swap agreement activity during the six months ended March 31, 2010.

Futures Contracts - The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.  During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Short Sales - The Fund may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security.  Therefore, in theory, securities sold short have unlimited risk.  Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security.  There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price.  Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances, will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Subsequent events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise noted in these notes.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Derivative instruments that the Fund invests in, such as swap agreements and futures contracts, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 2 securities.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	398,205,159	-	-	398,205,159

Money Market Securities	49,299,598	-	-	49,299,598

Total	$447,504,757	$-	$-	$447,504,757

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

		Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments*	$-	$(35,000)	$-	$(35,000)

Total	$-	$(35,000)	$-	$(35,000)
*Credit Default Swaps - See Note 4 for additional information related to these instruments

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  At March 31, 2010, the receivable for swap agreements, at value was $1,020,556.  For the six months ended March 31, 2010, the realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
	appreciation (depreciation) on swap
	agreements	(3,218,943)	(26,000)
Total		$(3,218,943)	$(26,000)

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

The Fund had purchased total notional value of swap agreements of $412,600,000. The total notional value of terminated swap agreements was $412,600,000, with an average notional value of approximately $50,844,444 held during the six months ended March 31, 2010.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2010, the Advisor earned a fee of $1,584,715 from the Fund.   At March 31, 2010, the Fund owed the Advisor $350,382 for advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2010, Unified earned fees of $105,000 for administrative services provided to the Fund.  At March 31, 2010, Unified was owed $20,194 by the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2010, Unified earned fees of $14,039 from the Fund for transfer agent services and $13,855 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. For the six months ended March 31, 2010, Unified earned fees of $44,230 from the Fund for fund accounting services.  At March 31, 2010, the Fund owed Unified $2,310 for transfer agent services, $1,154 in reimbursement of out-of-pocket expenses, and $7,963 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended March 31, 2010, the 12b-1 expense incurred by the Investor Class was $10,282.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares.  There were no payments made by the Fund to the Distributor for the six months ended March 31, 2010.   The Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s Distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders.  Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Admin Plan requires the Distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the Distributor can compensate the financial intermediary pursuant to the Admin Plan. For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions.  For the six months ended March 31, 2010, the Investor class incurred $4,113 in Admin Plan Fees.

NOTE 6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:
Purchases

U.S. Government Obligations	$-
Other	337,249,373
Sales
U.S. Government Obligations	$-
Other	164,877,044

As of March 31, 2010, the net unrealized appreciation (depreciation) of investments (excluding swap agreements) for tax purposes was as follows:

Gross appreciation	$16,297,635

Gross depreciation	(12,435)

Net appreciation (depreciation)
on investments	$16,285,200

At March 31, 2010, the aggregate cost of securities for federal income tax purposes (excluding swap agreements) was $431,219,557 for the Fund.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2010, SEI Private Trust Co., for the benefit of its customers, owned 74.67% of the Institutional class.  As a result, SEI Private Trust Co. may be deemed to control the Institutional class.  As of March 31, 2010, Charles Schwab, for the benefit of its customers, owned 99.25% of the Investor class.  As a result, Charles Schwab may be deemed to control the Investor class.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended September 30, 2009, the Institutional class paid quarterly income distributions totaling $0.3836 per share.  On December 29, 2008, the Institutional class paid a short-term capital gain distribution of $0.0076 per share to shareholders of record on December 26, 2008.

For the period February 2, 2009 (commencement of Investor class shares) through September 30, 2009, the Investor class paid quarterly income distributions totaling $0.2444 per share.

The tax characterization of distributions paid for the fiscal years ended September 30, 2009 and September 30, 2008 was as follows:

	2009	2008
Distributions paid from:
Ordinary Income*	$5,441,887	$7,724,528
Long-Term Capital Gain	-	192,445
Total Distributions	$5,441,887	$7,916,973

*Short term capital gain distributions are treated as ordinary income for tax purposes.

For the six months ended March 31, 2010, the Institutional class paid quarterly income distributions totaling $0.2924 per share or $8,619,275.  On December 4, 2009, the Institutional class paid a short-term capital gain distribution of $0.1077 per share or $2,583,986 to shareholders of record on December 3, 2009.

For the six months ended March 31, 2010, the Investor class paid quarterly income distributions totaling $0.2843 per share or $331,936.  On December 4, 2009, the Investor class paid a short-term capital gain distribution of $0.1077 per share or $999 to shareholders of record on December 3, 2009.

As of September 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$4,196,346
Unrealized appreciation (depreciation)	12,693,991
$16,890,337

As of September 30, 2009, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $965,242, post-October losses in the amount of $675,320, and the mark to market of swap agreements in the amount of $9,000.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Heather A. Bonds, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Iron Financial,  LLC
630 Dundee Road
Suite 200
Northbrook, IL  60062

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC
www.ironfunds.com

FCI Funds

Semi-Annual Report

March 31, 2010

Fund Advisor:

Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

Toll Free (877) 627-8504

   FCI Equity Fund

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $250,000 Investment in the FCI Equity Fund and the S&P 500® Index

FCI Equity Fund - $255,095
S&P 500 Index - $268,867
$350,000
$325,000
$300,000
$275,000
$250,000
$225,000
$200,000
$175,000
$150,000
Value
Inception Date 10/05/2005
Sep-05
Dec-05
Mar-06
Jun-06
Sep-06
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Date

The chart above assumes an initial investment of $250,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2010. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period.   THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

   FCI Bond Fund

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Barclays Intermediate U.S. Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $250,000 Investment in the FCI Bond Fund and the Barclays Intermediate U.S. Government/Credit Index®

FCI Bond Fund - $315,306
Barclays Intermediate U.S. Government/Credit Index - $315,410
Inception Date 10/04/2005
Value
$320,000
$315,000
$310,000
$305,000
$300,000
$295,000
$290,000
$285,000
$280,000
$275,000
$270,000
$265,000
$260,000
$255,000
$250,000
$245,000
Sep-05
Dec-05
Mar-06
Jun-06
Sep-06
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Date

The chart above assumes an initial investment of $250,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2010. The Barclays Intermediate U.S. Government/Credit Bond Index® is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period.   THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS (Unaudited)

  1As a percent of net assets.

The FCI Equity Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have a potential for capital appreciation.

  1As a percent of net assets.

The FCI Bond Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities.  The Fund may, on occasion, purchase long-term bonds.

Availability of Portfolio Schedule (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses  (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2010 to March 31, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Equity Fund	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 – March 31, 2010
Actual	$1,000.00	$1,079.29	$5.18
Hypothetical **	$1,000.00	$1,019.95	$5.04
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the     period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 – March 31, 2010
Actual	$1,000.00	$1,030.56	$4.05
Hypothetical**	$1,000.00	$1,020.94	$4.03
* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Funds
FCI Equity Fund
Schedule of Investments
March 31, 2010
(Unaudited)

Common Stocks - 95.22%	Shares	Value

Accident & Health Insurance - 2.12%
Aflac, Inc.	5,000	$271,450

Agriculture Chemicals - 2.23%
Monsanto Co.	4,000	285,680

Aircraft Engines & Engine Parts - 2.30%
United Technologies Corp.	4,000	294,440

Biological Products (No Diagnostic Substances) - 1.42%
Gilead Sciences, Inc. (a)	4,000	181,920

Computer & Office Equipment - 2.08%
Hewlett-Packard Co.	5,000	265,750

Computer Communications Equipment - 2.04%
Cisco Systems, Inc. (a)	10,000	260,300

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.97%
Kimberly-Clark Corp.	4,000	251,520

Crude Petroleum & Natural Gas - 1.59%
Apache Corp.	2,000	203,000

Electric & Other Services Combined - 1.75%
Exelon Corp.	5,100	223,431

Electric Services - 1.23%
Progress Energy, Inc.	4,000	157,440

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.71%
General Electric Co.	12,000	218,400

Electronic Computers - 1.38%
Apple, Inc. (a)	750	176,198

Fire, Marine & Casualty Insurance - 2.11%
Chubb Corp. / The	5,200	269,620

General Industrial Machinery & Equipment - 2.11%
Illinois Tool Works, Inc.	5,700	269,952

Grain Mill Products - 1.66%
General Mills, Inc.	3,000	212,370

Industrial Instruments for Measurement - 2.12%
Danaher Corp.	3,400	271,694

Malt Beverages - 2.30%
Molson Coors Brewing Co. - Class B	7,000	294,420

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

Common Stocks - 95.22% - continued	Shares	Value

Measuring & Controlling Devices - 2.01%
Thermo Fisher Scientific, Inc. (a)	5,000	$257,200

National Commercial Banks - 1.05%
JPMorgan Chase & Co.	3,000	134,250

Natural Gas Transmission & Distribution - 1.59%
Spectra Energy Corp.	9,000	202,770

Office Machines - 1.91%
Pitney Bowes, Inc.	10,000	244,500

Oil & Gas Field Machinery & Equipment - 1.27%
National-Oilwell Varco, Inc.	4,000	162,320

Oil, Gas Field Services - 2.67%
Halliburton Co.	5,000	150,650
Schlumberger Ltd.	3,000	190,380
		341,030

Perfumes, Cosmetics & Other Toilet Preparations - 1.67%
Colgate-Palmolive Co.	2,500	213,150

Petroleum Refining - 2.05%
BP plc (b)	4,600	262,522

Pharmaceutical Preparations - 5.31%
Celgene Corp. (a)	3,000	185,880
Johnson & Johnson	3,200	208,640
Teva Pharmaceutical Industries Ltd. (b)	4,500	283,860
		678,380

Radio & TV Broadcasting & Communications Equipment - 2.30%
QUALCOMM, Inc.	7,000	293,930

Radio Telephone Communications - 2.19%
Vodafone Group Plc (b)	12,000	279,480

Retail - Eating Places - 4.19%
McDonald's Corp.	4,000	266,880
Yum! Brands, Inc.	7,000	268,310
		535,190

Retail - Variety Stores - 2.17%
Wal-Mart Stores, Inc.	5,000	278,000

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.30%
CME Group, Inc.	525	165,958

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

Common Stocks - 95.22% - continued	Shares	Value

Security Brokers, Dealers & Flotation Companies - 1.37%
Morgan Stanley	6,000	$175,740

Semiconductors & Related Devices - 1.43%
Marvell Techology Group Ltd. (a)	9,000	183,420

Services - Computer Programming, Data Processing, Etc. - 1.55%
Google, Inc. - Class A (a)	350	198,453

Services - Educational Services - 2.55%
DeVry, Inc.	5,000	326,000

Services - Engineering Services - 2.44%
Aecom Technology Corp. (a)	11,000	312,070

Services - Personal Services - 2.09%
H&R Block, Inc.	15,000	267,000

Services - Prepackaged Software - 6.11%
Activision Blizzard, Inc.	22,000	265,320
Oracle Corp.	11,000	282,590
Sybase, Inc. (a)	5,000	233,100
		781,010

State Commercial Banks - 2.16%
Northern Trust Corp.	5,000	276,300

Surgical & Medical Instruments & Apparatus - 5.87%
3M Co.	2,500	208,925
Becton, Dickinson & Co.	3,500	275,555
Covidien PLC	5,300	266,484
		750,964

Telephone Communications (No Radio Telephone) - 2.18%
Verizon Communications, Inc.	9,000	279,180

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.06%
McKesson Corp.	4,000	262,880

Wholesale - Groceries & Related Products - 1.61%
Sysco Corp.	7,000	206,500

TOTAL COMMON STOCKS (Cost $10,761,800)		12,175,782

Money Market Securities - 4.95%
Fidelity Institutional Government Portfolio - Class I, 0.04% (c)	633,047	633,047

TOTAL MONEY MARKET SECURITIES (Cost $633,047)		633,047

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

Shares	Value

TOTAL INVESTMENTS (Cost $11,394,847) - 100.17%	$12,808,829

Liabilities in excess of other assets - (0.17)%	(21,804)

TOTAL NET ASSETS - 100.00%	$12,787,025

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 55.38%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$301,509
Allstate Corp., 5.000%, 08/15/2014	200,000	213,930
American Express Credit Co., 7.300%, 08/20/2013	552,000	620,040
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,165
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	317,134
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019 (a)	75,000	89,350
Associates Corp., 6.950%, 11/01/2018	200,000	211,110
Bank of America Corp., 7.400%, 01/15/2011	325,000	340,144
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	299,918
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	252,024
Boeing Co., 5.000%, 03/15/2014	200,000	216,704
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	33,726
Capital One Financial Corp., 6.750%, 09/15/2017	200,000	221,329
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	240,094
Cigna Corp., 8.500%, 05/01/2019	125,000	151,781
Citigroup, Inc., 5.500%, 04/11/2013	600,000	630,905
Citigroup, Inc., 5.125%, 05/05/2014	200,000	204,538
CME Group, Inc., 5.750%, 02/15/2014	250,000	274,693
Coca-Cola Co., 5.350%, 11/15/2017	250,000	275,470
Comcast Corp., 5.450%, 11/15/2010	200,000	205,123
Comcast Corp., 6.500%, 01/15/2015	99,000	111,555
Compass Bank, 5.900%, 04/01/2026	200,000	175,972
Corning, Inc., 6.050%, 06/15/2015	250,000	251,365
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	214,943
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	134,022
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	245,561
Devon Energy Corp., 5.625%, 01/15/2014	125,000	136,824
Diageo Capital plc, 7.375%, 01/15/2014	200,000	232,781
Dow Chemical Co., 7.600%, 05/15/2014	96,000	109,691
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	249,787
FedEx Corp., 7.375%, 01/15/2014	275,000	316,062
Fifth Third Bancorp., 0.360%, 05/17/2013 (b)	250,000	233,662
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	311,342
General Electric Capital Corp., 0.379%, 11/01/2012 (b)	300,000	294,235
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	211,599
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	214,286
Home Depot, Inc., 5.400%, 03/01/2016	200,000	216,394
HSBC Finance Corp., 5.000%, 06/30/2015	400,000	417,033
Huntington National Bank, 5.375%, 02/28/2019	250,000	215,241
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	136,162
International Paper Co., 9.375%, 05/15/2019	125,000	156,515
Jefferies Group, Inc., 8.500%, 07/15/2019	140,000	155,562
Keycorp, 6.500%, 05/14/2013	200,000	213,732
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	275,950
Marriott International, Inc., 5.625%, 02/15/2013	150,000	159,700
Merrill Lynch & Co., 0.763%, 01/15/2015 (b)	200,000	186,502
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	259,127
Metlife, Inc., 6.125%, 12/01/2011	122,000	130,575
Metlife, Inc., 6.817%, 08/15/2018	250,000	277,772
Morgan Stanley, 5.050%, 01/21/2011	350,000	375,335

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 55.38% - continued
Nationwide Life Insurance Co., 0.451%, 05/19/2010 (a) (b)	$225,000	$223,543
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	485,809
Pfizer, Inc., 5.350%, 03/15/2015	200,000	220,612
Progressive Corp., 6.375%, 01/15/2012	240,000	259,562
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	212,345
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	189,702
Regions Financial Corp., 7.750%, 11/10/2014	125,000	131,644
Sempra Energy, 8.900%, 11/15/2013	150,000	178,887
Sempra Energy, 6.500%, 06/01/2016	250,000	279,654
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	405,765
Swiss Re Solutions Corp., 7.000%, 02/15/2026	180,000	182,875
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	149,784
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	226,705
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	269,556
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	116,132
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	93,163
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	118,217
Wachovia Corp., 5.700%, 08/01/2013	350,000	383,582
Waddell & Reed Financial, Inc., 5.600%, 01/15/2011	110,000	113,457
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	161,401
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	323,401

TOTAL CORPORATE BONDS (Cost $15,298,954)		16,471,770

U.S. Government Agency Obligations - 7.01%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	542,609
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	712,400
Federal National Mortgage Association, 6.625%, 11/15/2010	800,000	830,578

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,027,848)		2,085,587

Structured Notes - 10.96%
Federal Home Loan Bank, 3.000%, 09/22/2017 (b)	600,000	598,985
Federal National Mortgage Association, 2.250%, 01/26/2015 (b)	600,000	601,233
Federal National Mortgage Association, 3.000%, 12/28/2016 (b)	1,150,000	1,153,771
Federal National Mortgage Association, 3.000%, 12/28/2016 (b)	350,000	351,530
Federal National Mortgage Association, 5.375%, 06/12/2017	500,000	554,494

TOTAL STRUCTURED NOTES (Cost $3,241,772)		3,260,013

Asset-Backed Securities - 5.05%
Capital Auto Receivables Asset Trust, 2006-2, 0.303%, 05/15/2011 (b)	22,531	22,525
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	210,000	218,636
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013	250,000	257,785
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012	350,000	357,904
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012	300,000	306,149
Chase Insurance Trust, 2007-A1, 0.274%, 03/15/2013 (b)	340,000	339,660

TOTAL ASSET-BACKED SECURITIES (Cost $1,435,136)		1,502,659

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
Mortgage-Backed Securities - 6.65%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	$373,808	$362,091
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	367,303	365,932
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	232,246	232,333
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	379,367	381,271
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	331,663	341,836
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	295,909	294,216

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,844,760)		1,977,679

U.S. Government Securities - 8.05%
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	294,498
U.S. Treasury Bond, 4.500%, 05/15/2038	125,000	121,309
U.S. Treasury Note, 2.750%, 10/31/2013	700,000	720,508
U.S. Treasury Note, 1.875%, 04/30/2014	100,000	98,820
U.S. Treasury Note, 4.875%, 08/15/2016	560,000	620,769
U.S. Treasury Note, 2.750%, 02/15/2019	580,000	538,539

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,411,806)		2,394,443

	Shares
Preferred Stocks - 0.07%
Fannie Mae - Series S., 8.250%	16,000	20,320

TOTAL PREFERRED STOCKS (Cost $400,000)		20,320

Exchange-Traded Funds - 4.85%
iShares S&P U.S. Preferred Stock Index Fund	37,250	1,442,320

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,185,762)		1,442,320

Money Market Securities - 0.90%
Fidelity Institutional Government Portfolio - Class I, 0.04% (c)	266,238	266,238

TOTAL MONEY MARKET SECURITIES (Cost $266,238)		266,238

TOTAL INVESTMENTS (Cost $28,112,276) - 98.92%		$29,421,029

Other assets less liabilities - 1.08%		322,285

TOTAL NET ASSETS - 100.00%		$29,743,314

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(b) Variable rate securities; the coupon rate shown represents the rate at March 31, 2010.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Assets and Liabilities
March 31, 2010
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$11,394,847	$28,112,276
At value	$12,808,829	$29,421,029

Receivable for fund shares sold	10,218	75,705
Dividends receivable	14,634	-
Receivable due from Advisor (a)	2,536	-
Interest receivable	30	295,570
Prepaid expenses	4,302	5,277
Total assets	12,840,549	29,797,581

Liabilities
Payable for fund shares purchased	39,555	32,302
Payable to Advisor (a)	-	5,924
Payable to administrator, transfer agent, and fund accountant	5,556	6,414
Payable to custodian	1,567	1,713
Payable to trustees and officers	1,878	1,203
Other accrued expenses	4,968	6,711
Total liabilities	53,524	54,267

Net Assets	$12,787,025	$29,743,314

Net Assets consist of:
Paid in capital	$13,399,120	$28,302,628
Accumulated undistributed net investment income (loss)	22,148	81
Accumulated net realized gain (loss) from investment transactions	(2,048,225)	131,852
Net unrealized appreciation (depreciation) on investments	1,413,982	1,308,753

Net Assets	$12,787,025	$29,743,314

Shares outstanding (unlimited number of shares authorized)	1,369,524	2,820,497

Net Asset Value and offering price per share	$9.34	$10.55

Redemption price per share (b) (Net Asset Value * 99%)	$9.25	$10.44

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Operations
For the six months ended March 31, 2010
(Unaudited)

	FCI	FCI
	Equity Fund	Bond Fund
Investment Income
Dividend income (net of foreign withholding tax of $812, Equity Fund)	$109,812	$48,851
Interest income	215	632,491
Total Income	110,027	681,342

Expenses
Investment advisor fee (a)	37,687	56,574
Administration expenses	15,777	15,759
Transfer agent expenses	13,670	14,536
Fund accounting expenses	9,972	9,970
Legal expenses	8,425	8,467
Audit expenses	6,158	7,403
Trustee expenses	5,228	4,415
Registration expenses	4,720	4,720
Custodian expenses	4,651	5,079
CCO expense	3,966	3,964
Pricing expenses	2,583	6,384
Insurance expense	603	944
Miscellaneous expenses	256	295
Report printing expense	146	152
24f-2 expense	11	33
Total Expenses	113,853	138,695
Reimbursed expenses and waived fees (a)	(51,041)	(25,547)
Net operating expenses	62,812	113,148
Net investment income	47,215	568,194

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	657,178	142,841
Change in unrealized appreciation (depreciation)
on investment securities	266,266	139,660
Net realized and unrealized gain (loss) on investment securities	923,444	282,501
Net increase (decrease) in net assets resulting from operations	$970,659	$850,695

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Equity Fund

	Six Months ended
	March 31, 2010	Year ended
	(Unaudited)	September 30, 2009
Operations
Net investment income	$47,215	$79,847
Net realized gain (loss) on investment securities	657,178	(2,387,662)
Change in unrealized appreciation (depreciation)
on investment securities	266,266	1,734,042
Net increase (decrease) in net assets resulting from operations	970,659	(573,773)

Distributions
From net investment income	(81,143)	(59,869)
From net realized gain	-	-
Total distributions	(81,143)	(59,869)

Capital Share Transactions
Proceeds from shares sold	1,194,042	6,106,958
Reinvestment of distributions	24,558	21,988
Amount paid for shares redeemed	(2,107,199)	(2,877,033)
Net increase (decrease) in net assets resulting
from share transactions	(888,599)	3,251,913

Total Increase (Decrease) in Net Assets	917	2,618,271

Net Assets
Beginning of period	12,786,108	10,167,837

End of period	$12,787,025	$12,786,108

Accumulated undistributed net investment income
included in net assets at end of period	$22,148	$56,076

Capital Share Transactions
Shares sold	132,610	789,369
Shares issued in reinvestment of distributions	2,723	3,004
Shares redeemed	(233,989)	(361,835)

Net increase (decrease) from capital share transactions	(98,656)	430,538

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Bond Fund

	Six Months ended
	March 31, 2010	Year ended
	(Unaudited)	September 30, 2009
Operations
Net investment income	$568,194	$869,197
Net realized gain (loss) on investment securities	142,841	68,280
Change in unrealized appreciation (depreciation)
on investment securities	139,660	1,838,403
Net increase (decrease) in net assets resulting from operations	850,695	37,536

Distributions
From net investment income	(570,922)	(866,388)
From net realized gain	(61,663)	(60,888)
Total distributions	(632,585)	(927,276)

Capital Share Transactions
Proceeds from shares sold	6,463,647	18,463,225
Reinvestment of distributions	79,280	130,239
Amount paid for shares redeemed	(5,003,992)	(8,572,276)
Redemption fees	-	23
Net increase (decrease) in net assets resulting
from share transactions	1,538,935	10,021,211

Total Increase in Net Assets	1,757,045	11,869,815

Net Assets
Beginning of period	27,986,269	16,116,454

End of period	$29,743,314	$27,986,269

Accumulated undistributed net investment income
included in net assets at end of period	$81	$2,809

Capital Share Transactions
Shares sold	613,236	1,830,082
Shares issued in reinvestment of distributions	7,549	12,934
Shares redeemed	(474,003)	(841,878)

Net increase (decrease) from capital share transactions	146,782	1,001,138

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Equity Fund

	Six Months ended		Year ended		Year ended		Year ended		Period ended
	March 31, 2010		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2009		2008		2007		2006 (a)

Selected Per Share Data:
Net asset value, beginning of period	$8.71		$9.80		$12.76		$10.65		$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.05		0.05		0.08		0.07
Net realized and unrealized gains (losses)	0.65		(1.09)		(2.21)		2.11		0.61
Total income (loss) from investment operations	0.69		(1.04)		(2.16)		2.19		0.68

Less distributions:
From net investment income	(0.06)		(0.05)		(0.06)		-		-
From net realized gain	-		-		(0.74)		(0.08)		(0.03)
Total distributions	(0.06)		(0.05)		(0.80)		(0.08)		(0.03)

Paid in capital from redemption fees	-		-	(b)	-	(b)	-	(b)	-	(b)

Net asset value, end of period	$9.34		$8.71		$9.80		$12.76		$10.65

Total Return (c)	7.93%	(d)	-10.47%		-18.02%		20.65%		6.76%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$12,787		$12,786		$10,168		$10,434		$6,730

Ratio of expenses to average net assets	1.00%	(e)	1.00%		1.00%		1.00%		1.00%	(e)
Ratio of expenses to average net assets
before reimbursement	1.81%	(e)	1.95%		1.88%		1.91%		4.07%	(e)
Ratio of net investment income to
average net assets	0.75%	(e)	0.80%		0.52%		0.79%		0.78%	(e)
Ratio of net investment loss to
average net assets before reimbursement	(0.06)%	(e)	(0.15)%		(0.36)%		(0.12)%		(2.30)%	(e)
Portfolio turnover rate	77.96%		230.75%		197.30%		131.65%		142.15%

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Bond Fund

	Six Months ended		Year ended		Year ended		Year ended		Period ended
	March 31, 2010		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2009		2008		2007		2006 (a)

Selected Per Share Data:
Net asset value, beginning of period	$10.47		$9.64		$10.03		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.21		0.38		0.42		0.40		0.34
Net realized and unrealized gains (losses)	0.10		0.87		(0.37)		0.05		(0.04)
Total income (loss) from investment operations	0.31		1.25		0.05		0.45		0.30

Less distributions:
From net investment income	(0.21)		(0.38)		(0.44)		(0.40)		(0.32)
From net realized gain	(0.02)		(0.04)		-		-		-
Total distributions	(0.23)		(0.42)		(0.44)		(0.40)		(0.32)

Paid in capital from redemption fees	-		-	(b)	-	(b)	-	(b)	-	(b)

Net asset value, end of period	10.55		$10.47		$9.64		$10.03		$9.98

Total Return (c)	3.06%	(d)	13.16%		0.37%		4.58%		3.03%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$29,743		$27,986		$16,116		$15,405		$9,622

Ratio of expenses to average net assets	0.80%	(e)	0.80%		0.80%		0.80%		0.80%	(e)
Ratio of expenses to average net assets
before reimbursement	0.98%	(e)	1.06%		1.21%		1.31%		2.23%	(e)
Ratio of net investment income to
average net assets	4.02%	(e)	3.92%		4.15%		4.28%		4.05%	(e)
Ratio of net investment income to
average net assets before reimbursement	3.84%	(e)	3.66%		3.74%		3.77%		2.62%	(e)
Portfolio turnover rate	15.24%		61.35%		25.99%		34.10%		49.40%

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Notes to the Financial Statements
March 31, 2010
(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees.  The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”).  The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RIC”)  under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of there taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund.    Each Fund intends to distribute  its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Subsequent events - In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through May 30, 2010, the date the financial statements were issued and determined there were no material subsequent events.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, preferred stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government agency obligations, structured notes, asset-backed securities, mortgage-backed securities and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used at March 31, 2010 in valuing the Equity Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$11,349,920	$-	$-	$11,349,920

American Depositary Receipts*	825,862			825,862

Money Market Securities	633,047	-	-	633,047

Total	$12,808,829	$-	$-	$12,808,829

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at March 31, 2010 in valuing the Bond Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$15,673,068	$-	$15,673,068
Rule 144A Securities	-	798,702	-	798,702
U.S. Government Agency Obligations	-	2,085,587	-	2,085,587
Structured Notes	-	3,260,013	-	3,260,013
Asset-Backed Securities	-	1,502,659	-	1,502,659
Mortgage-Backed Securities	-	1,977,679	-	1,977,679
U.S. Government Securities	-	2,394,443	-	2,394,443
Preferred Stocks	20,320	-	-	20,320
Exchange-Traded Funds	1,442,320	-	-	1,442,320
Money Market Securities	266,238	-	-	266,238
Total	$1,728,878	$27,692,151	$-	$29,421,029

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, (each, an “Agreement”), the Advisor manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated respectively to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets.  For the six months ended March 31, 2010, the Advisor earned fees of $37,687 from the Equity Fund and $56,574 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2011.

For the six months ended March 31, 2010, the Advisor waived fees and reimbursed expenses of $51,041 for the Equity Fund and $25,547 for the Bond Fund. At March 31, 2010, the Advisor owed $2,536 to the Equity Fund and was owed $5,924 by the Bond Fund.  Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.  Fees waived during the six months ended March 31, 2010, totaling $51,041 for the Equity Fund and $25,547 for the Bond Fund, may be subject to potential recoupment by the Advisor through September 30, 2013.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2009, were as follows:

		Subject to Repayment
Fund	Amount	Until September 30,

Equity	$83,463	2010
	92,907	2011
	95,506	2012

Bond	$66,995	2010
	67,410	2011
	58,104	2012

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2010, Unified earned fees of $15,777 and $15,759 for administrative services provided to the Equity Fund and the Bond Fund, respectively. At March 31, 2010, Unified was owed $1,777 and $1,810 from the Equity Fund and the Bond Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended March 31, 2010, the Custodian earned fees of $4,651 and $5,079 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31, 2010, the Custodian was owed $1,567 by the Equity Fund and $1,713 by the Bond Fund for custody services.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2010, Unified earned fees of $6,878 for transfer agent services and $6,792 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services for the Equity Fund. For the six months ended March 31, 2010, Unified earned fees of $7,483 for transfer agent services and $7,053 in reimbursement for out-of-pocket expenses in providing transfer agent services for the Bond Fund. At March 31, 2010, the Equity Fund owed Unified $209 for transfer agent services and $1,931 for reimbursement of out-of-pocket expenses.  At March 31, 2010, the Bond Fund owed Unified $1,230 for transfer agent services and $1,731 for reimbursement of out-of-pocket expenses.  For the six months ended March 31, 2010, Unified earned fees of $9,972 and $9,970 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.  At March 31, 2010, Unified was owed $1,639 and $1,643 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended March 31, 2010. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the six months ended March 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	FCI	FCI
Purchases	Equity Fund	Bond Fund
U.S. Government Obligations	$-	$3,419,810
Other	9,213,694	2,118,262
Sales
U.S. Government Obligations	$-	$2,161,339
Other	10,305,700	2,051,675

At March 31, 2010, the net unrealized depreciation of investments for tax purposes was as follows:

	Equity Fund	Bond Fund
Gross Appreciation	$1,497,860	$1,786,698
Gross (Depreciation)	(83,878)	(477,945)

Net Appreciation on Investments	$1,413,982	$1,308,753

At March 31, 2010, the aggregate cost of securities for federal income tax purposes was $11,394,847 for the Equity Fund and $28,112,276 for the Bond Fund

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940.  At March 31, 2010, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 92.60% of the Equity Fund and 79.77% of the Bond Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 15, 2009, the Equity Fund paid an income distribution of $0.0585 per share to shareholders of record on December 14, 2009.

The tax characterization of distributions for the fiscal years ended September 30, 2009 and September 30, 2008 was as follows:

	2009	2008
Distributions paid from
Ordinary Income	$59,869	$50,902
Short-term Capital Gain	-	295,024
Long-term Capital Gain	-	331,725
	$59,869	$677,651

Bond Fund:

On December 15, 2009, the Bond Fund paid an income distribution of $0.1074 per share, a short-term capital gain distribution of $0.0019 per share and a long-term capital gain distribution of $0.0223 per share to shareholders of record on December 14, 2009.

On March 15, 2010, the Bond Fund paid an income distribution of $0.1059 per share to shareholders of record on March 12, 2010.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax characterization of distributions for the fiscal years ended September 30, 2009 and September 30, 2008 was as follows:

	2009	2008
Distributions paid from
Ordinary Income	$866,388	$717,909
Short-term Capital Gain	13,012	-
Long-term Capital Gain	47,876	-
	$927,276	$717,909

At September 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Equity	Bond

Undistributed ordinary income	$55,936	$6,927
Undistributed long-term capital gain (loss)	-	56,294
Capital loss carryforward	(1,161,804)	-
Net Unrealized appreciation (depreciation)	(395,883)	1,159,355
	$(1,501,751)	$1,222,576

At September 30, 2009, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses.  The Equity Fund deferred wash sales in the amount of $166,411 and elected to defer post-October losses of $1,377,188.  The Bond Fund deferred wash sales in the amount of $9,738.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At September 30, 2009, the Equity Fund had available for federal tax purposes unused capital loss carryforwards of $1,167,223, which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

	Amount	Expires September 30,

Equity Fund	$1,161,804	2017

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Lynn  E. Wood, Chief Compliance Officer
Heather A. Bonds, Assistant Secretary

INVESTMENT ADVISOR
Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the  Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By  /s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           _  6/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           6/8/10__

By   /s/Christopher E. Kashmerick
      Christopher E. Kashmerick, Treasurer

Date           6/8/10